UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2010

1.809079.106

SFB-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
	Principal Amount	Value
Alabama - 0.5%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 7,500,000	$ 7,849,050
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	882,848
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,086,640
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,052,340
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,103,130
		11,974,008
Arizona - 3.1%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,135,370
5.25% 10/1/20 (FSA Insured)	2,600,000	2,943,538
5.25% 10/1/23 (FSA Insured)	5,000,000	5,503,800
5.25% 10/1/26 (FSA Insured)	1,000,000	1,080,430
5.25% 10/1/28 (FSA Insured)	500,000	533,690
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,060,240
Series 2007 B, 1.004% 1/1/37 (d)	1,000,000	663,770
Series 2008 A, 5% 1/1/14	1,220,000	1,333,899
Series 2008 D, 5.5% 1/1/38	3,400,000	3,557,216
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,547,350
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,063,980
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,066,170
7% 7/1/33	2,000,000	2,167,700
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,105,790
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,184,320
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,678,430
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity) (e)	1,000,000	1,064,810
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,112,190
5% 7/1/17	1,755,000	1,944,189
5% 7/1/18	1,695,000	1,855,364
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	2,800,000	2,877,140
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,142,064
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	4,702,850
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	4,250,000	4,512,395
Series 2009 A, 5% 7/1/39	1,400,000	1,475,334
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,376,839
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series 2006 A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,119,260
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,110,960
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,603,300
5.5% 12/1/29	2,100,000	2,185,932
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	1,500,000	1,525,545
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,069,460
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,101,950
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,350,843
		68,756,118
Arkansas - 0.4%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (e)	1,415,000	1,396,195
Univ. of Arkansas Univ. Revs. (Fayetteville Campus Proj.) Series 2006, 5% 11/1/36 (AMBAC Insured)	8,000,000	8,427,040
		9,823,235
Municipal Bonds - continued
	Principal Amount	Value
California - 16.0%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	$ 2,000,000	$ 2,195,660
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,316,446
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/16 (c)	5,800,000	6,647,960
5% 12/1/19 (c)	4,000,000	4,590,400
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (e)	600,000	652,080
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (e)	1,500,000	1,641,375
California Econ. Recovery:
Series 2004 A:
5.25% 7/1/13	1,000,000	1,113,840
5.25% 7/1/14	525,000	598,495
Series 2009 A:
5% 7/1/15	2,240,000	2,514,826
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (e)	1,560,000	1,795,310
5.25% 7/1/13 (Escrowed to Maturity) (e)	680,000	764,694
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	801,965
5.25% 7/1/14	925,000	1,054,491
Series A, 5% 7/1/18	2,400,000	2,812,248
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	4,938,464
Series A, 5.25% 10/1/38	13,300,000	14,464,415
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,187
5% 2/1/11	40,000	40,443
5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	83,590
5% 9/1/12	1,000,000	1,075,860
5% 10/1/12	4,400,000	4,747,996
5% 8/1/20	2,745,000	2,978,819
5% 11/1/21	2,430,000	2,593,345
5% 10/1/22	1,500,000	1,621,980
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,176,230
5% 12/1/22	7,810,000	8,356,622
5% 11/1/24	3,000,000	3,157,140
5% 3/1/26	1,000,000	1,035,850
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 6/1/26	$ 1,085,000	$ 1,132,707
5% 6/1/27 (AMBAC Insured)	500,000	523,030
5% 9/1/27	1,200,000	1,244,700
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	504,820
5% 3/1/31	1,700,000	1,724,480
5% 9/1/31	1,200,000	1,218,696
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	606,036
5% 9/1/32	1,400,000	1,417,542
5% 8/1/33	700,000	704,347
5% 9/1/33	2,900,000	2,929,000
5% 9/1/35	1,100,000	1,105,995
5.125% 11/1/24	400,000	420,300
5.25% 2/1/16	500,000	549,650
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	413,476
5.25% 2/1/28	500,000	517,375
5.25% 2/1/33	1,200,000	1,218,924
5.25% 12/1/33	35,000	35,684
5.25% 3/1/38	9,400,000	9,611,500
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	125,000	126,993
5.5% 8/1/27	3,200,000	3,467,968
5.5% 8/1/29	4,300,000	4,613,126
5.5% 4/1/30	5,000	5,276
5.5% 11/1/33	2,200,000	2,285,954
5.5% 3/1/40	600,000	636,336
6% 3/1/33	4,300,000	4,891,981
6% 4/1/38	3,100,000	3,450,021
6% 11/1/39	11,280,000	12,617,582
6.5% 4/1/33	5,000,000	5,846,200
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,255,404
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	2,200,000	2,297,526
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,008,380
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	2,200,000	2,483,800
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,521,750
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	$ 5,400,000	$ 5,963,058
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	1,800,000	1,978,974
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,206,732
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,616,880
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,035,000
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	2,856,665
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,267,520
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,031,860
Series 2005 H, 5% 6/1/18	1,000,000	1,059,010
Series 2005 K, 5% 11/1/16	1,300,000	1,420,393
Series 2009 G1, 5.75% 10/1/30	835,000	885,092
Series 2009 I:
6.125% 11/1/29	500,000	544,885
6.375% 11/1/34	1,400,000	1,533,826
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,879,117
5.75% 11/1/27	5,600,000	6,386,464
6% 11/1/40	5,400,000	6,084,288
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co. Proj.) Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	1,000,000	1,070,190
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,279,877
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	17,600,000	19,193,486
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	916,893
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,115,075
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,054,176
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 200,000	$ 176,728
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	202,490
5.75% 1/15/40	300,000	295,380
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (e)	1,000,000	1,154,840
Series 2005 A:
5% 6/1/45	3,800,000	3,608,480
5% 6/1/45	1,000,000	949,600
Series 2007 A1, 5% 6/1/33	400,000	323,392
5% 6/1/45 (FSA Insured)	65,000	63,226
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,573,308
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,629,902
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	11,423,200
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	652,086
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	506,980
Series 2007 A2, 5% 7/1/44	5,900,000	6,109,037
Los Angeles Unified School District Series 2002 B, 5% 7/1/22	1,200,000	1,305,324
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,208,887
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,337,400
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,009,830
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,513,005
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,187,141
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	843,434
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	$ 1,000,000	$ 1,075,060
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (d)	4,100,000	4,131,816
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,689,750
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,434,921
5% 5/1/24	1,510,000	1,633,654
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	1,000,000	1,110,850
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,270,123
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,032,660
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,361,950
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	352,703
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	4,500,000	4,077,900
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	808,997
6.5% 8/1/27	1,315,000	1,580,499
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,023,140
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,210,570
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	1,977,482
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,535,838
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,898,475
San Mateo County Cmnty. College District Series 2006 B, 5% 9/1/38	4,400,000	4,580,048
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,139,344
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 10,000,000	$ 10,395,000
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	648,150
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	760,410
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	742,980
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,842,820
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,139,930
Series 2009 O:
5.75% 5/15/30	5,700,000	6,620,721
5.75% 5/15/34	3,060,000	3,491,368
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,868,283
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	581,015
Series 2009 A:
5.125% 7/1/17	200,000	214,726
5.25% 7/1/18	175,000	188,465
5.5% 7/1/19	390,000	423,813
6% 7/1/29	1,000,000	1,065,180
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,308,660
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	523,350
		350,366,072
Colorado - 1.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100) (e)	1,300,000	1,475,695
Broomfield Coliseum City & County Ctfs. of Prtn. Series 1999, 6% 12/1/29 (AMBAC Insured)	1,750,000	1,757,823
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,065,870
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (e)	$ 2,000,000	$ 1,468,520
0% 7/15/22 (Escrowed to Maturity) (e)	4,500,000	2,998,530
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,089,200
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,726,170
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	711,527
5.3% 7/1/37	300,000	244,923
Series 2001, 6.5% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (e)	2,000,000	2,143,200
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,806,660
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (e)	1,500,000	1,009,800
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,031,670
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,271,406
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	815,136
Series 2010 A, 0% 9/1/41	3,400,000	422,518
Series 2010 C, 5.375% 9/1/26	1,000,000	1,007,900
Mesa County Residual Rev. Series 1992, 0% 12/1/11 (Escrowed to Maturity) (e)	2,275,000	2,261,077
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,432,838
		27,740,463
District Of Columbia - 1.0%
District Columbia Rev. Series B, 4.75% 6/1/32	800,000	777,864
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,669,902
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	979,460
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	$ 5,000,000	$ 5,425,600
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,638,480
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,042,630
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	1,716,278
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,037,032
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	1,697,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,167,034
		21,151,380
Florida - 6.5%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,064,530
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,617,650
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,094,650
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,010,820
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,392,700
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	517,460
Florida Board of Ed. Lottery Rev. Series 2001 B, 5% 7/1/20 (Pre-Refunded to 7/1/11 @ 101) (e)	1,965,000	2,044,740
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	4,077,412
Series A, 5.5% 6/1/38	700,000	775,642
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	103,678
Series 2008 A, 5.375% 7/1/26	5,675,000	6,297,094
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,160,720
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	3,005,000	2,896,039
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,100,000	1,130,107
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	$ 495,000	$ 543,109
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (e)	305,000	357,698
Series 2005 B:
5% 11/15/30	970,000	974,695
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (e)	130,000	152,461
Series 2005 C, 5% 11/15/31	1,305,000	1,306,697
Series 2006 G:
5% 11/15/16	95,000	105,913
5% 11/15/16 (Escrowed to Maturity) (e)	5,000	5,936
5.125% 11/15/18	965,000	1,052,902
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (e)	35,000	41,802
Series 2008 B, 6% 11/15/37	5,000,000	5,378,600
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2002, 3.95%, tender 9/1/12 (d)	1,800,000	1,895,238
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,796,716
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,365,000	3,369,947
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (e)	1,500,000	2,131,170
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (e)	755,000	928,106
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,043,530
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,751,425
Series 2009 B:
5% 10/1/18	1,600,000	1,729,968
5% 10/1/19	6,005,000	6,439,882
Series Three 2010 D, 5% 10/1/38	2,800,000	2,956,940
Jupiter Island Util. Sys. Rev. Series 2010, 5% 10/1/39	3,500,000	3,703,700
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,562,745
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Series 2010 B, 5% 10/1/35 (FSA Insured)	$ 4,600,000	$ 4,686,250
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,483,160
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,370,818
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000,000	1,051,570
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,605,150
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,098,960
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,300,224
5.75% 10/1/43	1,000,000	1,028,720
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,629,025
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,299,792
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,081,080
Series 2009 B, 5% 10/1/33	6,200,000	6,602,442
Palm Beach County Solid Waste Auth. Rev. Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,115,870
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,773,979
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (d)	2,300,000	2,518,040
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,460,347
5% 7/1/17	4,385,000	4,907,955
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 200,000	$ 221,956
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,494,748
		142,142,508
Georgia - 2.2%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,000,000	6,103,800
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,181,020
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	1,280,000	1,292,902
Series 2009 A, 6.25% 11/1/39	12,700,000	14,379,321
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,102,868
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2008, 4.95%, tender 4/1/11 (d)	5,000,000	5,082,750
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (e)	4,120,000	2,854,542
Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	3,000,000	2,078,550
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,325,663
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,612,640
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,995,000	1,382,236
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,037,800
		47,434,092
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,123,535
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,241,235
		8,364,770
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 9.9%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	$ 1,065,000	$ 739,600
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,544,662
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	7,476,364
Series 2001 A:
5% 1/1/41 (Pre-Refunded to 1/1/11 @ 101) (e)	1,000,000	1,017,610
5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	131,833
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,877,177
5.25% 1/1/29 (FSA Insured)	210,000	219,297
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100) (e)	990,000	1,125,571
Series 2007 A, 5% 1/1/37	10,000,000	10,211,900
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,031,720
Chicago O'Hare Int'l. Arpt. Rev. Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,354,296
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,304,544
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,080,310
5% 6/1/21	1,000,000	1,065,110
Chicago Wtr. Rev. Series 2008, 5.25% 11/1/33	2,300,000	2,441,703
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	523,005
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	320,982
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,340
Series 2010 A, 5.25% 11/15/33	11,600,000	12,286,488
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,669,690
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,423,190
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,521,492
Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,152,050
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (e)	$ 5,600,000	$ 3,537,408
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,330
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,517,552
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,241,625
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	2,000,000	2,017,720
Series 2010, 5.25% 2/15/30	6,700,000	6,728,743
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,547,194
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,193,597
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	1,966,063
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,124,801
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,123,876
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,970,268
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,101,561
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,144,550
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	5,000,000	5,160,600
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,509,553
Series 2009 D, 6.625% 11/1/39	2,300,000	2,509,553
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,666,530
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,822,262
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,314,983
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,800,000	1,956,600
5% 8/15/24	1,995,000	2,143,388
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.:
Series 2002:
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,539,780
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,330
Series 2004 A, 5% 3/1/34	7,200,000	7,131,024
Series 2006, 5.5% 1/1/31	1,000,000	1,056,430
Series 2010, 5% 1/1/23 (FSA Insured)	2,100,000	2,200,485
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,253,173
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,019,280
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,873,664
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,700,939
Illinois Sales Tax Rev.:
Series 2001, 5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 100) (e)	1,200,000	1,238,340
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,068,040
Series 2010, 5% 6/15/15	4,300,000	4,845,842
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	784,410
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,578,520
0% 11/1/20 (FSA Insured)	3,850,000	2,541,231
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	2,893,345
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	770,380
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,122,813
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (e)	260,000	231,213
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	688,472
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,239,890
Lake County Forest Preservation District Series 2007 A, 0.546% 12/15/13 (d)	905,000	886,285
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,000,000	$ 1,086,960
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,154,610
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,313,056
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,458,660
Series 2010 B1, 0% 6/15/44	6,700,000	846,411
Series A:
0% 6/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,250,000	4,501,455
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,522,738
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,067,892
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,942,066
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,397,040
Series 2009 A, 5.75% 4/1/38	4,870,000	5,396,398
Series 2010 A:
5% 4/1/25	1,700,000	1,818,405
5.25% 4/1/30	1,020,000	1,087,799
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	9,600,000	6,818,592
Series 2002:
0% 11/1/14 (FSA Insured)	1,100,000	1,011,538
0% 11/1/16 (FSA Insured)	1,700,000	1,432,216
0% 11/1/18 (FSA Insured)	5,030,000	3,784,673
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,354,562
0% 1/1/15 (FSA Insured) (Escrowed to Maturity) (e)	1,605,000	1,511,348
		215,355,996
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.7%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,875,000	$ 3,421,250
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,091,340
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,670,988
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,889,327
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,540
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,763,307
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,798,617
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,645,888
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	5,000,000	5,405,500
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (d)	2,400,000	2,472,000
Series A5, 5%, tender 8/1/13 (d)	6,200,000	6,842,940
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	819,460
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,970
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,157,459
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,615,695
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,400
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,787,605
Petersburg Poll. Cont. Rev. Series 1991, 5.75% 8/1/21	3,000,000	3,094,830
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,350,857
5% 7/1/35	1,000,000	1,063,500
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	$ 500,000	$ 509,005
Saint Joseph County Ind. Edl. Facilities Rev. (Univ. of Notre Dame Du Lac Proj.) Series 2009, 5% 3/1/36	3,825,000	4,073,166
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	772,457
		59,550,101
Iowa - 0.2%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	2,000,000	2,160,100
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (e)	2,365,000	2,454,539
		4,614,639
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	723,717
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	565,552
5.25% 7/1/15	200,000	220,804
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,036,250
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	413,612
5% 11/15/17	1,000,000	1,108,570
		4,068,505
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,275,747
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,379,380
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,650,357
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,413,650
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	$ 5,610,000	$ 6,003,149
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	522,555
		18,244,838
Louisiana - 0.4%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	608,385
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,574,820
5.5% 6/1/41 (FGIC Insured)	4,770,000	5,019,376
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,047,530
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	750,000	756,885
		9,006,996
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,995,966
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,053,970
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,166,878
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,588,815
		5,805,629
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,007,750
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,755,376
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	880,000	968,915
6% 1/1/38	4,200,000	4,496,814
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	$ 1,100,000	$ 1,137,356
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (d)	1,400,000	1,566,320
		10,932,531
Massachusetts - 1.4%
Massachusetts Fed. Hwy. Series 2000 A, 5.75% 6/15/13	1,000,000	1,005,810
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (e)	1,100,000	1,242,945
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (e)	1,100,000	1,272,029
Series 2007 A, 0.882% 5/1/37 (d)	2,000,000	1,586,780
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,009,710
Bonds (Northeastern Univ. Proj.) Series 2009 T1, 4.125%, tender 2/16/12 (d)	5,000,000	5,166,450
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,301,890
5% 8/15/24	5,000,000	5,482,000
5% 8/15/30	2,500,000	2,662,575
Series 2007 A:
4.5% 8/15/35	1,600,000	1,612,944
5% 8/15/22 (AMBAC Insured)	2,890,000	3,242,233
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,253,282
		29,838,648
Michigan - 3.1%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	1,400,000	1,475,992
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,713,296
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,453,848
Series 2006, 5% 7/1/36	2,300,000	2,235,071
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100,000	$ 2,114,931
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,085,810
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,771,094
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,635,885
7% 7/1/36 (FSA Insured)	1,400,000	1,616,048
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,542,732
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,503,615
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,216,941
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,200,000	1,383,000
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	829,840
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,537,627
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,046,588
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,105,980
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,527,137
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	3,904,285
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,050,020
Series 2009, 5% 10/1/26	4,165,000	4,670,090
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (d)	4,250,000	4,661,953
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	882,150
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,929,058
5% 5/1/23 (FSA Insured)	5,275,000	5,695,154
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	$ 900,000	$ 1,086,813
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,696,212
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,395,161
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,118,848
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,094,960
		66,980,139
Minnesota - 1.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,810,219
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	3,450,000	3,754,428
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (e)	2,850,000	3,101,484
Maple Grove Health Care Sys. Rev. Series 2007, 5.25% 5/1/28	1,000,000	1,019,270
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,635,566
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,137,900
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,271,260
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,466,181
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	969,900
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	695,240
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,154,930
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,381,016
Series 2009, 5.75% 7/1/39	6,690,000	6,933,984
		37,331,378
Municipal Bonds - continued
	Principal Amount	Value
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Wilkinson County Correctional Facility Proj.) Series D, 5% 8/1/11	$ 1,050,000	$ 1,086,582
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,622,955
		2,709,537
Missouri - 0.5%
Metropolitian St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,122,910
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev. Bonds (Associated Elec. Coop., Inc. Proj.) Series 2008, 4.375%, tender 3/1/11 (d)	5,000,000	5,054,050
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	133,026
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (e)	875,000	961,476
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	1,200,000	1,219,356
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (e)	500,000	506,600
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	500,000	511,540
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	966,029
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	780,300
		11,255,287
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,078,031
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,026,460
		6,104,491
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.699% 12/1/17 (d)	1,000,000	816,300
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,106,998
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - continued
Omaha Gen. Oblig. Series 2000, 5.75% 12/1/14 (Pre-Refunded to 12/1/10 @ 101) (e)	$ 380,000	$ 385,438
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,045,500
		5,354,236
Nevada - 0.7%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	1,000,000	1,026,950
Clark County School District Series 2001 F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,030,800
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,559,488
5.625% 7/1/32	10,730,000	11,922,532
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	540,675
		16,080,445
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,015,797
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	285,000	291,794
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.):
Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,050,500
Series 2010, 5% 8/1/40	1,700,000	1,715,538
		6,073,629
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	710,682
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/13	4,650,000	5,037,299
5% 6/15/14	5,000,000	5,544,750
5.125% 6/15/24	1,500,000	1,621,905
5.25% 6/15/28	1,000,000	1,078,960
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	$ 600,000	$ 633,624
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,790
5.25% 3/1/23	1,000,000	1,089,790
5.25% 3/1/25	800,000	862,736
5.25% 3/1/26	600,000	640,554
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,865,900
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (e)	1,430,000	1,604,989
New Jersey Trans. Trust Fund Auth.:
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100) (e)	1,500,000	1,689,270
Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	453,388
		24,923,637
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,457,710
New York - 10.6%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	600,000	659,718
5.75% 5/1/21	500,000	528,230
Series 2004:
5.75% 5/1/17	1,400,000	1,577,856
5.75% 5/1/24 (FSA Insured)	2,225,000	2,414,236
5.75% 5/1/26	525,000	566,764
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	1,500,000	1,494,900
5% 2/15/47	1,700,000	1,694,220
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,052,580
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (e)	800,000	900,560
Series 2005 F1, 5.25% 9/1/14	700,000	804,041
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 G:
5% 8/1/15	$ 2,800,000	$ 3,231,844
5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,175,580
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,436,500
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,117,010
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	6,100,000	6,999,567
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,137,240
Series F-1, 5% 9/1/25	3,000,000	3,231,300
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,010,490
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,011,520
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	207,616
Series 2003 E, 5% 6/15/34	1,200,000	1,263,024
Series 2005 D:
5% 6/15/37	300,000	316,401
5% 6/15/38	2,500,000	2,636,675
Series 2006 C, 4.75% 6/15/33	1,420,000	1,469,430
Series 2007 DD:
4.75% 6/15/35	2,285,000	2,364,861
4.75% 6/15/36	1,065,000	1,100,347
Series 2009 A, 5.75% 6/15/40	5,400,000	6,140,232
Series 2009 CC, 5% 6/15/34	3,585,000	3,806,159
Series 2009 EE, 5.25% 6/15/40	2,900,000	3,168,511
Series FF 2, 5.5% 6/15/40	4,800,000	5,349,840
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,488,935
6% 7/15/38	13,000,000	15,033,850
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,499,940
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,337,136
5.75% 1/15/39	2,500,000	2,838,675
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	17,245,000	18,033,614
6% 11/1/28 (b)	3,000,000	3,152,040
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 B, 5.25% 2/1/29 (b)	$ 1,855,000	$ 1,876,110
Series 2004 B:
5% 8/1/32	4,195,000	4,449,553
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (e)	5,000	5,608
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,031,620
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	3,970,505
Series 2008 B, 5.75% 3/15/36	5,500,000	6,317,465
Series 2007 A, 5% 3/15/32	3,900,000	4,153,188
Series 2009 A, 5% 2/15/34	1,750,000	1,872,255
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	800,000	860,360
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,393,952
Series 2007 A, 5% 7/1/14	1,000,000	1,083,630
Series 2007 B, 5.25% 7/1/24	400,000	418,952
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (d)	3,900,000	4,155,294
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	2,000,000	2,126,960
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,102,640
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,497,040
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,121,527
Series 2008 A, 5.25% 11/15/36	4,600,000	4,828,574
Series 2008 C, 6.5% 11/15/28	3,600,000	4,261,968
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,083,210
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,081,770
Series 2007 H:
5% 1/1/25	4,000,000	4,326,920
5% 1/1/26	2,500,000	2,691,300
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,258,760
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	$ 1,900,000	$ 2,115,384
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (e)	815,000	873,362
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,584,296
5.5% 6/1/14	345,000	346,149
5.5% 6/1/15	840,000	843,066
5.5% 6/1/16	3,200,000	3,211,840
5.5% 6/1/17	9,200,000	9,469,928
Series 2003B 1C:
5.5% 6/1/14	270,000	270,899
5.5% 6/1/15	4,085,000	4,099,910
5.5% 6/1/17	6,650,000	6,845,111
5.5% 6/1/18	8,030,000	8,586,318
5.5% 6/1/19	1,100,000	1,210,836
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,096,490
5.5% 6/1/21	4,060,000	4,429,135
5.5% 6/1/22	1,100,000	1,195,667
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.) Series 2008 C, 5% 11/15/38	6,000,000	6,345,300
		231,744,294
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey 163rd Series, 5% 7/15/35	9,800,000	10,630,158
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,982,646
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,127,260
5% 7/1/22	1,965,000	2,194,512
5% 7/1/23	2,075,000	2,294,120
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,206,281
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,317,816
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	187,934
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	$ 600,000	$ 604,584
Series 2009 B, 5% 1/1/26	3,200,000	3,502,368
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,084,320
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,861,398
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,054,030
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,094,155
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,636,575
		24,147,999
North Dakota - 0.6%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	5,000,000	5,017,800
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,537,200
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,800,843
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,839,527
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,095,725
		13,291,095
Ohio - 1.2%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	4,700,000	4,753,533
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,591,380
Series A-2:
5.875% 6/1/47	2,700,000	2,053,458
6.5% 6/1/47	2,900,000	2,419,006
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,274,929
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,231,178
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	$ 2,500,000	$ 2,667,850
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (d)	1,600,000	1,658,336
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	1,700,000	1,853,714
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	4,000,000	4,447,480
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	36,982
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,377,878
		26,365,724
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,091,380
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/39	1,400,000	1,508,990
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,290,880
5.5% 8/15/22	2,400,000	2,700,072
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35 (c)	7,845,000	8,388,659
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,330,923
		17,310,904
Oregon - 0.6%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	850,000	902,964
Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (d)	8,000,000	8,385,200
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,904,436
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	1,000,000	1,035,690
Municipal Bonds - continued
	Principal Amount	Value
Oregon - continued
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	$ 2,115,000	$ 542,244
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,188,540
		13,959,074
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,400,000	2,714,160
Series B, 5% 6/15/15	2,000,000	2,287,040
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,116,450
5% 8/15/20	3,000,000	3,383,550
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,323,936
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,001,650
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,042,030
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	602,810
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	488,284
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100) (e)	700,000	838,943
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22 (Pre-Refunded to 1/15/11 @ 101) (e)	1,000,000	1,021,440
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	529,605
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	611,670
Ninth Series, 5.25% 8/1/40	3,800,000	3,851,756
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,087,610
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,626,175
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,159,450
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	314,946
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District: - continued
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	$ 1,000,000	$ 1,015,820
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,612,925
		29,630,250
Puerto Rico - 0.4%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,435,840
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,593,330
Puerto Rico Muni. Fin. Agcy. Series 2005 A, 5% 8/1/11	1,000,000	1,028,820
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	800,000	870,008
5.75%, tender 7/1/17 (d)	1,500,000	1,653,000
Series N, 5.5% 7/1/22	1,300,000	1,381,705
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	377,232
		8,339,935
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,117,880
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,516,949
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2009 A, 5% 9/1/39	2,500,000	2,648,000
		5,282,829
South Carolina - 1.0%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (FSA Insured)	1,790,000	1,912,508
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,851,615
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,085,460
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,095,670
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,138,320
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,088,548
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	535,000	545,994
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,836,535
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,907,549
Series 2004 A, 5% 1/1/39	2,400,000	2,468,328
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,147,993
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,600,000	1,742,208
		21,820,728
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Sanford Health Proj.) Series 2009, 5.25% 11/1/29	1,500,000	1,564,410
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,061,500
5% 12/15/15	2,525,000	2,683,898
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity) (e)	2,125,000	2,249,844
6.25% 7/1/13 (Escrowed to Maturity) (e)	2,255,000	2,467,038
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,553,850
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	2,000,000	2,137,240
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,798,872
		13,952,242
Texas - 12.4%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,103,220
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,758,495
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Austin Elec. Util. Sys. Rev. Series 2001, 7.25% 11/15/10 (FSA Insured)	$ 1,000,000	$ 1,002,270
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,158,200
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,065,350
5.25% 2/15/42	3,255,000	3,465,859
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,132,287
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,862,250
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,422,838
5.375% 5/1/19 (FSA Insured)	215,000	226,578
Birdville Independent School District 0% 2/15/11	3,665,000	3,659,906
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,712
Brazos County Gen. Oblig. Series 2008, 5% 9/1/24 (FSA Insured)	1,100,000	1,218,426
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,102,530
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,807,775
Comal Independent School District:
Series 1996, 0% 2/1/16	2,235,000	2,011,411
Series 2007, 5% 2/1/36	5,000,000	5,212,500
Cotulla Independent School District Series 2007, 5.25% 2/15/37	4,170,000	4,454,436
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	534,145
Cypress-Fairbanks Independent School District Series A, 0% 2/15/14	500,000	477,615
Dallas Area Rapid Transit Sales Tax Rev.:
5% 12/1/36	7,900,000	8,248,548
5.25% 12/1/38	5,615,000	6,115,465
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,630,860
Series A, 5% 11/1/42 (c)	5,200,000	5,220,280
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	600,940
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,203,730
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,094,210
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (e)(f)	$ 1,035,000	$ 1,130,996
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,072,950
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,817,234
Garland Independent School District Series 2001, 5.5% 2/15/19	5,000	5,017
Granbury Independent School District 0% 8/1/19	1,000,000	766,780
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	1,000,000	1,042,300
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,946,700
Series 2008 B, 5.25% 8/15/47	11,600,000	12,227,444
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,382,736
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	2,005,000	2,157,661
Houston Independent School District:
Series 2005 A, 0% 2/15/16	2,800,000	2,517,928
Series A, 0% 8/15/11	6,400,000	6,373,504
Houston Util. Sys. Rev. Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	3,100,000	3,171,176
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,497,804
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,331,328
Keller Independent School District (School Bldg. Proj.) Series 2009, 5.25% 2/15/24	2,385,000	2,726,985
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	649,236
Lewisville Independent School District 0% 8/15/18	1,025,000	828,702
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,063,900
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,575,465
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	612,282
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	$ 4,500,000	$ 4,849,560
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,419,900
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,435,518
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,368,874
Mansfield Independent School District 5.5% 2/15/17	15,000	15,918
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds (AEP Texas Central Co. Proj.) Series 2008, 5.125%, tender 6/1/11 (d)	3,000,000	3,057,720
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,260,986
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,338,456
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,404,438
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,242,120
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,111,010
5% 6/1/25	2,100,000	2,327,178
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,042,490
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,013,830
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000,000	1,151,570
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	5,000,000	5,719,000
Series 2008 A:
6% 1/1/24	1,000,000	1,112,880
6% 1/1/25	6,000,000	6,681,180
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,428,731
Series 2009 A, 6.25% 1/1/39	3,000,000	3,307,680
Northside Independent School District Bonds Series 2009, 2.1%, tender 6/1/11 (d)	3,100,000	3,122,630
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Odessa Wtr. & Swr. Rev. Series 2001, 5.5% 4/1/11 (FSA Insured)	$ 750,000	$ 765,848
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,072,189
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	3,100,000	3,330,485
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	438,716
Series 2007, 5.375% 8/15/33	2,400,000	2,658,792
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	846,760
San Antonio Elec. & Gas Sys. Rev.:
Series 2002, 5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (e)	3,000,000	3,175,770
Series 2008:
5% 2/1/22	1,000,000	1,127,230
5% 2/1/24	1,000,000	1,114,150
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,805,000	3,994,147
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,546,496
Socorro Independent School District Series 2001, 5.375% 8/15/18	60,000	61,745
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	635,070
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,083,340
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	1,989,828
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,084,510
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,966,605
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	2,400,000	2,483,112
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	2,430,000	2,486,157
Series 2008, 4.75% 4/1/37	11,285,000	11,618,359
Series 2007, 5% 4/1/37	10,000,000	10,566,000
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
0% 10/1/13	$ 1,000,000	$ 955,220
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,071,555
0% 9/1/16 (Escrowed to Maturity) (e)	15,000	13,497
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,275,486
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,600,000	2,836,002
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	2,300,000	2,500,813
Texas State Univ. Sys. Fing. Rev. Series 2010 A, 5% 3/15/40	5,590,000	5,946,474
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	1,875,000	1,910,831
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,253,824
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2009, 5%, tender 2/15/11 (d)	1,900,000	1,918,563
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,466,751
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,126,550
Series B, 5.375% 7/15/16	1,000,000	1,002,980
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (e)	1,000,000	1,082,150
Waller Independent School District 5.5% 2/15/33	5,100,000	5,636,571
Waxahachie Independent School District (School Bldg. Proj.) Series 2007, 5% 8/15/37	10,200,000	10,737,948
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,150,000	1,196,518
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,063
		272,107,738
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,249,703
Municipal Bonds - continued
	Principal Amount	Value
Utah - continued
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2001 B, 5.5% 5/15/12 (AMBAC Insured)	$ 3,100,000	$ 3,209,089
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,931,388
		6,390,180
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	202,190
6.125% 12/1/27 (AMBAC Insured)	300,000	304,095
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,135,092
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,040,930
		5,682,307
Virginia - 0.5%
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2004 A, 1.8%, tender 11/1/10 (d)	4,000,000	4,000,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	6,000,000	6,613,320
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	620,364
		11,233,684
Washington - 3.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	517,728
Energy Northwest Elec. Rev. (#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,169,160
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,197,974
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,186,540
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,045,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,447,945
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	$ 7,700,000	$ 8,587,194
Series 2009, 5.25% 1/1/42	1,000,000	1,076,870
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	7,723,800
Series 2001 C, 5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (e)	500,000	504,005
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,747,275
Series B, 5% 7/1/28	1,000,000	1,077,780
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,399,800
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,889,980
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	3,000,000	3,210,060
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	5,000,000	5,244,550
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,633,245
Series 2010 A, 5.25% 8/15/20	2,325,000	2,540,132
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	3,917,458
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,826,475
Series 2006 D, 5.25% 10/1/33	2,000,000	2,115,580
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,295,766
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,293,600
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100) (e)	1,000,000	1,098,280
		69,747,147
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,379,105
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,047,740
		2,426,845
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (e)	$ 600,000	$ 654,330
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	630,955
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,168,770
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	3,100,000	3,230,324
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,230,780
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,000,140
Series B, 6% 2/15/25	1,000,000	1,010,700
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	800,000	802,832
		10,728,831
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,600,000	1,748,576
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (e)	1,585,000	1,594,241
		3,342,817
TOTAL MUNICIPAL BONDS (Cost $1,927,953,480)		2,025,140,209
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $3,800,000)	3,800,000	3,893,632
TOTAL INVESTMENT PORTFOLIO - 92.8% (Cost $1,931,753,480)		2,029,033,841
NET OTHER ASSETS (LIABILITIES) - 7.2%		156,844,271
NET ASSETS - 100%		$ 2,185,878,112
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,130,996 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $1,931,643,324. Net unrealized appreciation aggregated $97,390,517, of which $103,143,430 related to appreciated investment securities and $5,752,913 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010